Loss Per Share	12 Months Ended
Dec. 31, 2021
Loss per Share [Abstract]
Loss Per Share
18. Loss Per Share
A reconciliation of the numerator and denominator used in the calculation of basic and diluted loss per common share is as follows (in millions, except per share amounts):

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
Net loss attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) shareholders	$(22.2)	$(105.7)	$(158.3)	$(119.1)	$(122.0)

Weighted average common shares outstanding – basic and diluted	180.773	$6.685	$6.549	$6.453	$6.300

Net loss per common share attributable to Mirion Technologies, Inc. (Successor) / Mirion Technologies (TopCo), Ltd. (Predecessor) — basic and diluted	$(0.12)	$(15.81)	$(24.18)	$(18.45)	$(19.36)

Anti-dilutive employee share-based awards, excluded	0.003	0.200	0.300	0.400	0.500
Net loss per share of common stock is computed using the
two-class
method required for multiple classes of common stock and participating securities based upon their respective rights to receive dividends as if all income for the period has been distributed. Basic loss per share is computed by dividing loss available to common stockholders by the weighted average number of common shares outstanding, adjusted for the outstanding non-vested
shares. Diluted loss per share is computed by giving effect to all potentially dilutive securities outstanding for the period using the treasury stock method or the if-converted
method based on the nature of such securities. For periods in which the Company reports net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. The Company incurred a net loss for the Successor Period of October 20, 2021 through December 31, 2021 and the Predecessor Periods of July 1, 2021 through October 19, 2021 and the fiscal years ended June 30, 2021, June 30, 2020 and June 30, 2019; therefore, none of the potentially dilutive common shares were included in the diluted share calculations for those periods as they would have been anti-dilutive.
Successor Period
Upon the closing of the Business Combination, the following classes of common stock were considered in the loss per share calculation.
Class A Common Stock
Holders of shares of our Class A common stock are entitled to one vote for each share held of record on all matters on which stockholders are entitled to vote generally, including the election or removal of directors. The holders of our Class A common stock do not have cumulative voting rights in the election of directors. Holders of shares of our Class A common stock are entitled to receive dividends when and if declared by our Board out of funds legally available therefor, subject to any statutory or contractual restrictions on the payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding preferred stock. Upon our liquidation, dissolution or winding up and after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of shares of our Class A common stock will be entitled to receive pro rata our remaining assets available for distribution. Class A common stock issued and outstanding is included in the Company’s basic loss per share calculation, with the exception of Founder Shares discussed below.
Class B Common Stock
Holders of shares of our Class B common stock are entitled to one vote for each share held of record on all matters on which stockholders are entitled to vote generally, including the election or removal of directors. If at any time the ratio at which shares of IntermediateCo Class B common stock are redeemable or exchangeable for shares of our Class A common stock changes from one-for-one
as the number of votes to which our Class B common stockholders are entitled will be adjusted accordingly. The holders of our Class B common stock do not have cumulative voting rights in the election of directors. Except for transfers to us pursuant to the IntermediateCo Charter or to certain permitted transferees set forth in our Charter, paired interests may not be sold, transferred or otherwise disposed of.
Holders of shares of our Class B common stock are not entitled to economic interests in us or to receive dividends or to receive a distribution upon our liquidation or winding up. However, if IntermediateCo makes distributions to us other than solely with respect to our Class A common stock, the holders of paired interests will be entitled to receive distributions pro rata in accordance with the percentages of their respective shares of IntermediateCo Class B common stock.
Our Class B common stock has voting rights but no economic interest in the Company and therefore are excluded from the calculation of basic and diluted earnings per share.
Warrants
As described above, the Company has outstanding warrants to purchase up to 27,249,979 shares of Class A common stock. One whole warrant entitles the holder thereof to purchase one share of Mirion Class A common stock at a price of $11.50 per share. The Company’s warrants are not included in the Company’s calculation of basic loss per share and are excluded from the calculation of diluted loss per share because their inclusion would be anti-dilutive.
Founder Shares
Founder shares are subject to certain vesting events and forfeit if a required vesting event does not occur within five years of the closing of the Business Combination. The founder shares are subject to vesting in three equal tranches, based on the volume-weighted average price of our Class A common stock being greater than or equal to $12.00, $14.00 and $16.00 per share for any 20 trading days in any 30 consecutive trading day period. Holders of the founder shares are entitled to vote such founder shares and receive dividends and other distributions with respect to such founder shares prior to vesting, but such dividends and other distributions with respect to unvested founder shares will be set aside by the Company and shall only be paid to the holders of the founder shares upon the vesting of such founder shares.
As the holders of the founder shares are not entitled to participate in earnings unless the vesting conditions are met, the 18,750,000 founders shares have been excluded from the calculation of basic earnings per share. The founders shares are also excluded from the calculation of diluted earnings per share because their inclusion would be anti-dilutive.
Predecessor Period
In the Predecessor Periods presented, the rights, including the liquidation, dividend rights, sharing of losses, and voting rights of Mirion TopCo’s A Ordinary Shares B Ordinary Shares were identical. As the rights of both classes of shares were identical, the undistributed earnings are allocated on a proportionate basis and the resulting net loss per share attributed to common stockholders is therefore the same for A Ordinary Shares and B Ordinary Shares on an individual or combined basis.
The Company’s participating securities included the Company’s non-vested
A Ordinary Shares, as the holders were entitled to
non-forfeitable
dividend rights in the event a dividend was paid on ordinary shares. The holders of non-vested
A Ordinary Shares did not have a contractual obligation to share in losses.